Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 5,316,280	$ 5,050,239	$ 4,329,306
EL %	0.15%	0.14%
Receivable purchase program [member]
Statement Line Items [Line Items]
EL %	0.14%	0.13%
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 922,823	$ 1,007,232	927,978
EL %	0.18%	0.18%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 7,916	$ 7,279	4,233
Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
ECL allowance	6,227	5,431	1,971	$ 783
Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
ECL allowance	1,689	1,848	2,262	2,520
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	4,393,457	4,043,007	3,401,328
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 5,099,130	$ 4,872,623
EL %	0.10%	0.10%
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
EL %	0.08%	0.08%
Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 735,336	$ 854,692
EL %	0.20%	0.17%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 5,014	$ 4,679	3,683
Stage 1 [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
ECL allowance	3,531	3,187	1,911	783
Stage 1 [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
ECL allowance	1,483	1,493	1,772	2,213
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	4,363,795	4,017,931
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 198,937	$ 130,743
EL %	0.14%	0.33%
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
EL %	0.33%	0.41%
Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 176,215	$ 113,227
EL %	0.12%	0.31%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 280	$ 426	492
Stage 2 [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
ECL allowance	75	72	4	0
Stage 2 [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
ECL allowance	206	354	$ 488	$ 306
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	22,722	17,516
Stage 3 [member]
Statement Line Items [Line Items]
Principal amount	$ 18,213	$ 46,873
EL %	14.40%	4.64%
Stage 3 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
EL %	37.77%	28.73%
Stage 3 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 11,273	$ 39,313
EL %	0.01%	0.00%
Stage 3 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,622	$ 2,174
Stage 3 [member] | Provision for credit commitments [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
ECL allowance	2,621	2,172
Stage 3 [member] | Provision for credit commitments [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
ECL allowance	1	2
Stage 3 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 6,940	$ 7,560